Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net [Abstract]
Balance of accounts receivable and notes receivable

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2019 and 2020 (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable, gross	705,721	756,262	115,902
Allowance for credit losses	(118,301)	(189,460)	(29,036)
Accounts receivable, net	587,420	566,802	86,866

The following table sets out the balance of notes receivable as of December 31, 2019 and 2020 (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Notes receivable, gross	22,207	113,808	17,442
Allowance for credit losses	—	(4,994)	(765)
Notes receivable, net	22,207	108,814	16,677

Movement of the allowance for doubtful accounts

The following table presents the movement of the allowance for credit losses (in thousands):

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance as of January 1,	65,454	78,178	118,301	18,130
Additional allowance for credit losses, net of recoveries	21,967	43,853	80,878	12,395
Write-off	(9,243)	(3,730)	(4,725)	(724)
Balance as of December 31,	78,178	118,301	194,454	29,801